Related party balances and transactions (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥) item
Related party balances and transactions
Dividend receivable				¥ 15,000,000	¥ 15,000,000
Dividend received		¥ 7,500,000
Immediate Family Member of Management or Principal Owner | Financing guarantee company A
Related party balances and transactions
Total loan facilitated, service fee percentage				29.60%
Net revenue				¥ 542,719,679
Account receivable and contract assets				313,992,225
Beneficial Owner | Jiangxi Ruijing
Related party balances and transactions
Number of earnings rights purchased | item						2
Interest income				412,341
Beneficial Owner | Jiangxi Ruijing | Loan 1
Related party balances and transactions
Loan portfolios transferred						¥ 100,000,000
Beneficial Owner | Jiangxi Ruijing | Loan 2
Related party balances and transactions
Amount received from repayments	¥ 100,000,000
Loan portfolios transferred						¥ 280,000,000
Other Affiliate | Newup Bank of Liaoning
Related party balances and transactions
Net revenue			¥ 11,370,044	13,100,669
Account receivable and contract assets			¥ 1,096,251	¥ 13,886,710